Accrued Compensation, Accrued Expenses, and Other Current Liabilities (Tables)	6 Months Ended
Jan. 31, 2023
Accrued Expense Details [Line Items]
Summary of Accrued Expenses
Accrued compensation, accrued expenses, and other current liabilities as of January 31, 2023 and 2022 consisted of the following (in thousands):

	Successor	Predecessor
	January 31, 2023	January 31, 2022
Accrued employee compensation	$1,098	$500
Accrued commissions	1,408	2,010
Accrued bonuses	3,893	1,366
Accrued payroll-related expenses	242	630
Other current liabilities	12,110	2,514

Total accrued compensation, accrued expenses, and other current liabilities	$18,751	$7,020